Accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Trade	$ 69,411	$ 65,386
Holdbacks	791	363
Accrued trade receivables	71,933	16,556
Contract receivables	142,135	82,305
Other	23,935	15,550
Total accounts receivable	$ 166,070	$ 97,855